Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

14.       Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan and compensating cash balances, bearing interest at variable interest rates, approximate their recorded values as at December 31, 2012.